Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Net deferred tax assets and liabilities [abstract]
Deferred Tax Assets and Liabilities
8 Deferred Tax Assets and Liabilities
The Group records the tax effect resulting from temporary differences between the assets and liabilities determined on an accounting basis and on a tax basis. As of December 31, 2025 and December 31, 2024, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2024	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2025
Financial assets measured at fair value through OCI	944	—	(944)	—	—
Tax losses	1,885	(1,256)	—	324	953
Tax benefits	298	—	—	28	326
Leases	1,945	(53)	—	—	1,892
Deferred tax assets offset	(4,749)	2,228	—	(324)	(2,845)
Total Deferred tax assets	323	919	(944)	28	326

	As of December 31,
In thousands of USD	2024	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2025
Assets depreciation and amortization	(273)	119	—	—	(154)
Unrealized foreign exchange gains - P&L	(2,141)	2,404	—	(293)	(30)
Leases	(2,784)	220	—	—	(2,564)
Others	(91)	(132)	—	—	(223)
Deferred tax liabilities offset	4,749	(2,228)	—	324	2,845
Total Deferred tax liabilities	(540)	383	—	31	(126)

	As of December 31,
In thousands of USD	2023	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2024
Financial assets measured at fair value through OCI	2,058	—	(1,114)	—	944
Tax losses	7,464	(3,064)	—	(2,515)	1,885
Tax benefits	497	(199)	—	—	298
Leases	1,407	538	—	—	1,945
Deferred tax assets offset	(10,895)	3,631	—	2,515	(4,749)
Total Deferred tax assets	531	906	(1,114)	—	323

	As of December 31,
In thousands of USD	2023	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2024
Assets depreciation and amortization	(421)	148	—	—	(273)
Unrealized foreign exchange gains - P&L	(8,854)	4,234	—	2,479	(2,141)
Leases	(1,684)	(1,100)	—	—	(2,784)
Others	(140)	49	—	—	(91)
Deferred tax liabilities offset	10,895	(3,631)	—	(2,515)	4,749
Total Deferred tax liabilities	(204)	(300)	—	(36)	(540)
As mentioned on the accounting policies, Note 2 t), the offset between deferred tax assets and liabilities is performed at each subsidiary level.
Deferred tax liability for foreign currency exchange on net investment amounting to USD 2,413 thousand (2024: USD 7,696 thousand) was not recognized as the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.